Exchange Traded Spreads Trust
44 Montgomery Street, Suite 2100
San Francisco, California 94104

June 23, 2014

VIA EDGAR

Securities Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Exchange Traded Spreads Trust
File Nos.  333-148886 and 811-22177

On behalf of the Fund, and pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), transmitted for filing are exhibits containing interactive data format risk/return summary information using the eXtensible Business Reporting Language (XBRL).  The interactive data files included as an exhibit to this filing relate to the risk/return summaries in the prospectus of the Trust, dated May 19, 2014, filed along with the Fund’s statement of additional information, also dated May 19, 2014, with the Securities and Exchange Commission pursuant to Rule 497(c) under the Securities Act on June 4, 2014.

Please direct any questions regarding this filing to the undersigned at 415-398-2727.

Sincerely,

/s/ Stephen C. Rogers

Stephen C. Rogers
President